Accounting policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting policies [line items]
Depreciation method, property, plant and equipment	All depreciation is charged on a straight-line basis
Payment terms of trade receivables	30 days
Restricted Cash and cash equivalents	$ 47		$ 86
As Restated [Member]
Accounting policies [line items]
Restricted Cash and cash equivalents	12		7
Restatement [Member] | Managed Hotels [Member]
Accounting policies [line items]
Insurance liabilities		$ 25
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	63
Loyalty programme liability [member] | System Fund [member]
Accounting policies [line items]
Deferred revenue	$ 1,411		$ 1,292	$ 1,245
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	straight-line
Bottom of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives	7 years
Top of range [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives	50 years
Top of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	25 years
Top of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	5 years
Top of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives	10 years